Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Financial assets
Cash and deposits with banks		$ 44,003
Securities		283,235	$ 254,345
Cash collateral on securities borrowed		21,697	17,028
Securities purchased under resale agreements		86,695	83,721
Loans
Residential mortgages		287,033	280,672
Credit card		21,581	20,551
Business and government	[1]	237,416	214,305
Derivative instruments		38,352	36,435
Deposits
Bank		26,723	20,009
Derivative instruments		41,411	40,654
Obligations related to securities sold short		24,244	21,642
Obligations related to securities sold under repurchase agreements		130,042	110,153
Subordinated indebtedness		7,819	7,465
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks		44,003	48,064
Securities		65,471	71,610
Cash collateral on securities borrowed		21,697	17,028
Securities purchased under resale agreements		69,044	58,744
Loans
Residential mortgages		286,456	280,220
Personal		46,710	45,739
Credit card		20,639	19,649
Business and government		235,136	212,460
Other assets		25,069	20,121
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities		128,859	106,042
Securities purchased under resale agreements		17,651	24,977
Loans
Residential mortgages		3	3
Business and government		485	116
Derivative instruments		38,352	36,435
Other assets		674	364
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government		75	105
Financial assets at fair value through OCI [member]
Financial assets
Securities		88,905	76,693
Carrying value [member]
Financial assets
Cash and deposits with banks		44,003	48,064
Securities		283,235	254,345
Cash collateral on securities borrowed		21,697	17,028
Securities purchased under resale agreements		86,695	83,721
Loans
Residential mortgages		286,459	280,223
Personal		46,710	45,739
Credit card		20,639	19,649
Business and government		235,696	212,681
Derivative instruments		38,352	36,435
Other assets		25,743	20,485
Financial liabilities at amortised cost [member]
Deposits
Personal		238,211	235,593
Business and government		434,003	414,441
Bank		26,723	20,009
Secured borrowings		65,151	55,285
Cash collateral on securities lent		6,031	7,997
Obligations related to securities sold under repurchase agreements		121,907	100,407
Other liabilities		22,357	20,657
Subordinated indebtedness		7,819	7,465
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments		41,411	40,654
Obligations related to securities sold short		24,244	21,642
Other liabilities		220	158
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal		19,928	17,301
Business and government		23,281	21,058
Secured borrowings		827	1,170
Obligations related to securities sold under repurchase agreements		8,135	9,746
Other liabilities		8	19
Carrying value [member]
Deposits
Personal		258,139	252,894
Business and government		457,284	435,499
Bank		26,723	20,009
Secured borrowings		65,978	56,455
Derivative instruments		41,411	40,654
Obligations related to securities sold short		24,244	21,642
Cash collateral on securities lent		6,031	7,997
Obligations related to securities sold under repurchase agreements		130,042	110,153
Other liabilities		22,585	20,834
Subordinated indebtedness		7,819	7,465
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks		44,003	48,064
Securities		283,173	253,437
Cash collateral on securities borrowed		21,697	17,028
Securities purchased under resale agreements		86,695	83,721
Loans
Residential mortgages		287,328	279,805
Personal		46,774	45,750
Credit card		20,651	19,682
Business and government		235,802	212,750
Derivative instruments		38,352	36,435
Other assets		25,743	20,485
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities		(62)	(908)
Loans
Residential mortgages		869	(418)
Personal		64	11
Credit card		12	33
Business and government		106	69
Financial liabilities at fair value [member]
Deposits
Personal		258,629	253,378
Business and government		458,321	436,528
Bank		26,723	20,009
Secured borrowings		66,210	56,588
Derivative instruments		41,411	40,654
Obligations related to securities sold short		24,244	21,642
Cash collateral on securities lent		6,031	7,997
Obligations related to securities sold under repurchase agreements		130,042	110,153
Other liabilities		22,585	20,834
Subordinated indebtedness		8,091	7,698
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal		490	484
Business and government		1,037	1,029
Secured borrowings		232	133
Subordinated indebtedness		$ 272	$ 233

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.